World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	545,061,360.65	31,483
Yield Supplement Overcollateralization Amount 09/30/15	21,390,302.34	0
Receivables Balance 09/30/15	566,451,662.99	31,483
Principal Payments	19,718,420.04	1,396
Defaulted Receivables	952,334.73	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	20,422,338.88	0
Pool Balance at 10/31/15	525,358,569.34	30,046

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	72.47%

Prepayment ABS Speed	1.65%

Overcollateralization Target Amount	23,641,135.62
Actual Overcollateralization	23,641,135.62

Weighted Average APR	4.34%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	56.85

Delinquent Receivables:
Past Due 31-60 days	6,611,280.35	374
Past Due 61-90 days	1,663,816.82	91
Past Due 91-120 days	430,791.90	21
Past Due 121 + days	0.00	0
Total	8,705,889.07	486

Total 31+ Delinquent as % Ending Pool Balance	1.66%

Recoveries	591,620.89

Aggregate Net Losses/(Gains) - October 2015	360,713.84
Current Net Loss Ratio (Annualized)	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Flow of Funds	$ Amount

Collections	22,324,648.97
Advances	124.25
Investment Earnings on Cash Accounts	2,850.99
Servicing Fee	(472,043.05)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,855,581.16

Distributions of Available Funds
(1) Class A Interest	468,380.06
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,816,165.70
(7) Distribution to Certificateholders	2,545,858.40
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,855,581.16

Servicing Fee	472,043.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 10/15/15	520,533,599.42
Principal Paid	18,816,165.70
Note Balance @ 11/16/15	501,717,433.72

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2a
Note Balance @ 10/15/15	108,656,799.71
Principal Paid	9,408,082.85
Note Balance @ 11/16/15	99,248,716.86
Note Factor @ 11/16/15	75.7623793%

Class A-2b
Note Balance @ 10/15/15	108,656,799.71
Principal Paid	9,408,082.85
Note Balance @ 11/16/15	99,248,716.86
Note Factor @ 11/16/15	75.7623793%

Class A-3
Note Balance @ 10/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	204,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class A-4
Note Balance @ 10/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	84,410,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Note Balance @ 10/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	14,810,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	493,557.06
Total Principal Paid	18,816,165.70
Total Paid	19,309,722.76

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	71,532.39
Principal Paid	9,408,082.85
Total Paid to A-2a Holders	9,479,615.24

Class A-2b
One-Month Libor	0.19575%
Coupon	0.47575%
Interest Paid	45,949.75
Principal Paid	9,408,082.85
Total Paid to A-2b Holders	9,454,032.60

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6988715
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6434903
Total Distribution Amount	27.3423618

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5460488
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.8174263
Total A-2a Distribution Amount	72.3634751

A-2b Interest Distribution Amount	0.3507615
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.8174263
Total A-2b Distribution Amount	72.1681878

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/15	87,257.16
Balance as of 10/31/15	87,381.41
Change	124.25

Reserve Account
Balance as of 10/15/15	1,806,189.65
Investment Earnings	230.11
Investment Earnings Paid	(230.11)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2015-A securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2015-A

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 19,688,419.78	$ 1,176,403.16	1612	53	$ 516,740.25	1.06%	0.34%
Aug-15	20,351,936.21	1,122,834.71	1551	54	563,965.10	1.11%	0.27%
Jul-15	21,773,459.60	1,143,270.55	1244	49	573,852.10	1.09%	0.20%
Jun-15	22,240,158.36	794,373.13	930	40	246,416.63	0.45%	0.12%
May-15	21,578,670.12	684,646.28	693	28	362,140.26	0.64%	0.09%
Apr-15	21,881,448.89	366,488.69	603	15	141,041.44	0.24%	0.04%
Mar-15	53,496,375.81	391,462.31	1421	14	150,222.90	0.24%	0.02%